INVESTMENT MANAGERS SERIES TRUST

July 13, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Investment Managers Series Trust (filing relates to 361 Absolute Alpha Fund,)
(File Nos. 333-122901 and 811-21719)

Ladies and Gentlemen:

On behalf of Investment Managers Series Trust (the “Trust”), we are filing Preliminary Proxy Statement relating to its series 361 Absolute Alpha Fund (the “Fund”) for the purpose of approving and appointing Elessar Investment Management, LLC, Morgan Dempsey Capital Management, LLC, NewSouth Capital Management, Inc. and SouthernSun Asset Management, LLC as new sub-advisors to the Fund

Please call the undersigned at (616) 914-1041 with any comments or questions relating to the filing.

Sincerely,

/s/Rita Dam
Rita Dam
Treasurer
Investment Mangers Series Trust